Investment in Office Properties (Tables)	12 Months Ended
Dec. 31, 2012
Investment in Office and Parking Properties [Abstract]
Purchase price of office properties or additional office property interest acquired
The contract purchase price, excluding closing costs and other adjustments, of office properties or additional office property interests acquired during the year ended December 31, 2012 is as follows:

Cost
Market Location	(In thousands)
Charlotte, NC	$397,349
Houston, TX	123,750
Phoenix, AZ	170,300
Tampa, FL	69,591
$760,990

Allocation of purchase price related to intangible assets and liabilities and weighted average amortization period
The allocation of purchase price related to tangible and intangible assets and liabilities and weighted average amortization period (in years) for each class of asset or liability for The Pointe, Hayden Ferry II, Hearst Tower, Hayden Ferry Lakeside III, IV and V, Westshore Corporate Center, 525 North Tryon, Phoenix Tower, Tempe Gateway and NASCAR Plaza is as follows (in thousands, except weighted average life):

	Amount	Weighted Average Life
Land	$43,600	N/A
Buildings	580,616	40
Tenant improvements	59,698	6
Lease commissions	21,207	6
Lease in place value	54,575	6
Above market leases	14,728	15
Below market leases	(18,979)	6
Other	3,001	3
Mortgage assumed	(58,694)	3
The allocation of purchase price related to intangible assets and liabilities and weighted average amortization period (in years) for each class of asset or liability for Tower Place 200 and the Deerwood Portfolio is as follows (in thousands, except weighted average life):

	Amount	Weighted Average Life
Land	$31,337	N/A
Buildings and garages	121,369	40
Tenant improvements	13,434	5
Lease commissions	6,056	4
Lease in place value	15,862	4
Above market leases	2,936	4
Below market leases	(5,735)	7

Pro forma results of operations
The unaudited pro forma effect on the Company's results of operations for the purchase of The Pointe, Hayden Ferry II, Hearst Tower, Hayden Ferry Lakeside III, IV and V, Westshore Corporate Center, 525 North Tryon, Phoenix Tower, Tempe Gateway and NASCAR Plaza as if the purchase had occurred on January 1, 2011 is as follows (in thousands, except per share data):

	Year Ended
	December 31
	2012	2011
Revenues	$274,698	$229,930
Net loss attributable to common stockholders	$(60,544)	$(162,291)
Basic net loss attributable to common stockholders	$(1.91)	$(7.55)
Diluted net loss attributable to common stockholders	$(1.91)	$(7.55)
The unaudited pro forma effect on the Company's results of operations for the purchase of Tower Place 200, the Deerwood Portfolio, the Tampa Fund II assets, and its investment in the US Airways Building as if the purchase had occurred on January 1, 2012 is as follows (in thousands, except per share data):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2013	2012	2013	2012
Revenues	$74,576	$62,470	$222,069	$174,653
Net income (loss) attributable to common stockholders	$(3,085)	$(4)	$(21,518)	$2,527
Basis and diluted net income (loss) per share attributable to common stockholders	$(0.04)	$(0.01)	$(0.34)	$0.09

Obligations for tenant improvement allowances and lease inducement costs for lease in place and commitments for buildings
Obligations for tenant improvement allowances and lease inducement costs for leases in place and commitments for building improvements at December 31, 2012 are as follows (in thousands):

2013	$4,754
2014	452
2015	—
2016	32
2017	—
Thereafter	272
Total	$5,510

Minimum future operating lease payments
Minimum future operating lease payments for various equipment leased at the office properties is as follows for operating leases in place at December 31, 2012 (in thousands):

2013	$315
2014	155
2015	59
2016	25
2017	13
Thereafter	2
Total	$569

Future approximate minimum rental receipts under noncancelable leases
The following is a schedule by year of future minimum rental receipts under noncancelable leases for office buildings owned at December 31, 2012 (in thousands):

2013	$220,198
2014	205,401
2015	187,702
2016	159,381
2017	124,827
Thereafter	353,797
Total	$1,251,306

Future approximate minimum ground lease payments	The following is a schedule by year of future minimum ground lease payments at December 31, 2012 (in thousands):

2013	$266
2014	267
2015	347
2016	268
2017	268
Thereafter	14,923
Total	$16,339